As filed with the U.S. Securities and Exchange Commission on December 1, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23219

USQ Core Real Estate Fund
 (Exact name of registrant as specified in charter)

235 Whitehorse Lane, Suite 200
Kennett Square, PA 19348
 (Address of principal executive offices) (Zip code)

Union Square Capital Partners, LLC
235 Whitehorse Lane, Suite 200
Kennett Square, PA 19348
 (Name and address of agent for service)

(610) 925-3120
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2017

Item 1. Reports to Stockholders.

USQ Core Real Estate Fund

Semi-Annual Report

September 30, 2017

USQ Core Real Estate Fund	TABLE OF CONTENTS

Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	7
Additional Information	13
Privacy Policy	16

USQ Core Real Estate Fund	Schedule of Investments
September 30, 2017 (Unaudited)

Shares			Value
		Short Term Investments - 73.1%
		United States - 73.1%
18,270,000		STIT - Government & Agency Portfolio - Institutional Class, 0.93%(1)	$18,270,000
		Total Short Term Investments (Cost $18,270,000)	$18,270,000

		Total Investments - 73.1% (Cost $18,270,000)	$18,270,000
		Other Assets, Less Liabilities - 26.9%	6,729,764
		Net Assets - 100.0%	$24,999,764

		Percentages are stated as a percent of net assets.
	(1)	Rate reported is the current yield as of September 30, 2017.

USQ Core Real Estate Fund	Statement of Assets & Liabilities
September 30, 2017 (Unaudited)

Assets
Investments, at value ($18,270,000)	$18,270,000
Cash	6,730,000
Receivable from Adviser, net of waiver	3,282
Interest receivable	1,510
Total assets	25,004,792

Liabilities
Accrued directors expenses	1,266
Accrued expenses	3,762
Total liabilities	5,028
Net assets	$24,999,764

Net Assets Consist of
Paid-in capital	$25,000,000
Accumulated net investment loss	(236)
Net assets	$24,999,764

Class I
Net assets applicable to outstanding shares	$24,899,765
Shares of beneficial interest outstanding (unlimited shares authorized, no par value)	996,000
Net asset value per share outstanding	$25.00

Class IS
Net assets applicable to outstanding shares	$99,999
Shares of beneficial interest outstanding (unlimited shares authorized, no par value)	4,000
Net asset value per share outstanding	$25.00

USQ Core Real Estate Fund	Statement of Operations
For the period from September 27, 2017 (1) through September 30, 2017 (Unaudited)

Investment Income
Interest	$1,510
Total investment income	1,510

Expenses
Management fees	1,336
Trustees' fees	1,266
Professional fees	1,048
Administrator fees	685
Transfer agent fees	524
Registration fees	373
Reports to unitholders	161
Custodian fees and expenses	160
Insurance expense	133
Other expenses	677
Total expenses	6,363
Less fees waived/expense reimbursement by Adviser (Note 3)	(4,617)
Net Fund Expenses	1,746
Net Investment Loss	(236)

Realized and Unrealized Gain on Investments
Net realized gain on investments	-
Net change in unrealized appreciation of investments	-
Net Realized and Unrealized Gain on Investments	-
Decrease in Net Assets Resulting from Operations	$(236)

(1) Commencement of Operations

USQ Core Real Estate Fund	Statement of Changes in Net Assets

	Period	For the period from September 27, 2017(1) through September 30, 2017 (Unaudited)
Operations
Net investment income	$(236)	$(236)
Net realized gain	-	-
Net change in unrealized appreciation	-	-
Net decrease in net assets resulting from operations	(236)	(236)
Capital Share Transactions
Class I
Proceeds from sales of shares	867,078	24,800,000
Net increase from capital shares transactions	(3,437,647)	24,800,000
Class IS
Proceeds from sales of shares	867,078	100,000
Net increase from capital shares transactions	(3,437,647)	100,000
Net increase in net assets	(6,875,530)	24,899,764
Net Assets
Beginning of period	31,395,468	100,000
End of period	$24,519,938	$24,999,764
Accumulated net investment loss at the end of the period	$(236)	$(236)

Other Information
Beneficial Interest Transactions:
Class I
Beginning shares	$-	4,000
Shares sold	-	992,000
Net Increase in shares outstanding		996,000
Ending shares	-	996,000
Class IS
Beginning shares		-
Shares sold	-	4,000
Net Increase in shares outstanding		4,000
Ending shares	-	4,000

(1) Commencement of Operations

USQ Core Real Estate Fund - Class I	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period From September 27, 2017(1) through September 30, 2017
Net Asset Value, Beginning of Period		$25.00

Income from Investment Operations
	Net investment loss	(0.00)	(2)
	Net realized and unrealized gain/(loss) on investments	-
	Total income/(loss) from investment operations	(0.00)	(2)

	Total distributions	-
Increase/(Decrease) in Net Asset Value		(0.00)
Net Asset Value, End of Period		$25.00

Total Return (3)		-	%(4)

Supplemental Data and Ratios
	Net assets, end of period (000s)	$24,900

	Ratio of expenses to average net assets, before waiver(5)(6)	3.10%
	Ratio of expenses to average net assets, after waiver(5)(6)	0.85%
	Ratio of net investment loss to average net assets, before waiver(5)(6)	(2.36)%
	Ratio of net investment loss to average net assets, after waiver(5)(6)	(0.11)%

	Portfolio turnover rate	-	%(4)

(1)	Commencement of Operations.
(2)	Amount is less than $0.01 per share.
(3)
Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not annualized.
(5)	All income and expenses are annualized for periods less than one full year.
(6)	Ratios do not include expenses of underlying investment companies in which the Fund invests.

USQ Core Real Estate Fund - Class IS	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period From September 27, 2017(1) through September 30, 2017
Net Asset Value, Beginning of Period		$25.00

Income from Investment Operations
	Net investment income	0.00	(2)
	Net realized and unrealized gain/(loss) on investments	-
	Total income/(loss) from investment operations	0.00	(2)

	Total distributions	-
Increase/(Decrease) in Net Asset Value		0.00
Net Asset Value, End of Period		$25.00

Total Return (3)		-	%(4)

Supplemental Data and Ratios
	Net assets, end of period (000s)	$100

	Ratio of expenses to average net assets, before waiver(5)(6)	3.10%
	Ratio of expenses to average net assets, after waiver(5)(6)	0.85%
	Ratio of net investment loss to average net assets, before waiver(5)(6)	(2.36)%
	Ratio of net investment loss to average net assets, after waiver(5)(6)	(0.11)%

	Portfolio turnover rate	-	%(4)

(1)	Commencement of Operations.
(2)	Amount is less than $0.01 per share.
(3)
Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not annualized.
(5)	All income and expenses are annualized for periods less than one full year.
(6)	Ratios do not include expenses of underlying investment companies in which the Fund invests.

USQ Core Real Estate Fund Notes to Financial Statements	Notes to Financial Statements
September 30, 2017 (Unaudited)
1. ORGANIZATION

The USQ Core Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management company.  The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value.  The Fund's investment adviser is Union Square Capital Partners, LLC (the "Adviser").  The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets.

The Fund is organized as a statutory trust under the laws of the State of Delaware.  The Fund commenced operations on September 27, 2017.

The Fund currently offers Class I and Class IS shares.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund's income, expenses (other than class specific distribution fees and shareholder servicing expenses) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").  The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Private Investment Funds
The private institutional real estate investment funds in which the Fund invests ("Private Investment Funds") are not publicly traded.  Accordingly, the Adviser may consider certain information provided by a Private Investment Fund's investment manager to determine the estimated value of the Fund's holdings in such Private Investment Funds.  The valuation provided by the investment manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party.  To determine the estimated value of the Fund's investment in Private Investment Funds, the Adviser considers, among other things, information provided by the Private Investment Funds, including quarterly unaudited financial statements.

Valuation of Public Investment Funds
Readily marketable portfolio securities listed on the New York Stock Exchange ("NYSE") are valued at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day.  If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Adviser shall determine in good faith to reflect its fair market value.  Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner.  Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities.  Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

USQ Core Real Estate Fund Notes to Financial Statements	Notes to Financial Statements
September 30, 2017 (Unaudited)
Valuation of Debt Securities
If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.  Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Adviser's Valuation Policy until an independent source can be secured.  Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Valuation of Options, Futures and Forwards
Options, if any, are valued at the last quoted sales price.  If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures, if any, are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.

Foreign currency forward contracts, if any, are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Valuation of Non-Dollar Denominated Securities
Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value ("NAV") materially have affected the value of the securities.  Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business.  As a result, the Fund's NAV may change at times when it is not possible to purchase or sell shares of the Fund.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.   To the extent necessary, the Adviser will obtain exchange rates by recognized independent pricing agents.

The Adviser will continuously monitor the reliability of prices obtained from any pricing service and, if it reasonably believes that a particular pricing service is no longer a reliable source for prices, the Adviser shall promptly notify its Fair Valuation Committee, pursuant to its Valuation Policy, which shall provide a report to the Board.

Fair Value Measurements
In applying the valuation procedures described in this Valuation Policy, the Adviser maximizes the use of "observable" versus "unobservable" inputs in markets which are active or markets where there has not been a significant decrease in the volume and frequency of transactions, as stressed by ASC Topic 820. Observable inputs are defined as inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are defined as inputs that reflect the Adviser's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. To clarify observable versus unobservable inputs and increase consistency and comparability in Fair Value measurements, ASC Topic 820 establishes a Fair Value hierarchy (the "Fair Value Hierarchy") that prioritizes valuation inputs into three levels, which is utilized by the Adviser. The Fair Value Hierarchy is described below in further detail.

USQ Core Real Estate Fund Notes to Financial Statements	Notes to Financial Statements
September 30, 2017 (Unaudited)
Level 1 - Level 1 inputs ("Level 1 Inputs") are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Adviser has the ability to access at the valuation date. As defined in ASC Topic 820, an active market ("Active Market") for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The portfolio has investments in actively traded securities and therefore are valued through the use of Level 1 Inputs in accordance with the Fair Value Hierarchy. In accordance with ASC Topic 820, when applicable Level 1 Inputs are available for a particular security, the Fair Value of the security is equal to the quoted price multiplied by the quantity held. Adjustments are not applied to the quoted price due to the size of a position relative to trading volume (i.e., blockage).

Level 2 - Level 2 inputs ("Level 2 Inputs") are inputs other than quoted prices included within Level 1 Inputs that are observable for the asset or liability, either directly or indirectly. Level 2 Inputs can include:  interests in which the Adviser has the ability to redeem its investment at NAV on the measurement date quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.); and observable market-based inputs.

Level 3 - Level 3 inputs ("Level 3 Inputs") are unobservable inputs for the asset or liability. Unobservable inputs are used in the absence of observable inputs. Level 3 Inputs reflect the Adviser's own assumptions about the assumptions that market participants would use in pricing the asset or liability. A Level 3 input includes an interest in which the Adviser does not have the ability to redeem its investment at NAV as of the measurement date (most real estate funds).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Short Term Investments	$ 18,270,000	$ -	$ -	$ 18,270,000
Total	$ 18,270,000	$ -	$ -	$ 18,270,000

Third-Party Pricing Agents
The Adviser may contract with independent, third-party pricing agents to provide primary and secondary valuation coverage.  Generally, there will be only one primary pricing agent identified for each type of security within the Fund's portfolio.

Use of Independent Brokers to Value Securities
If a security price cannot be obtained from an independent, third-party pricing agent, the Adviser shall seek to obtain a bid price from at least one independent broker.   The Adviser shall report to the Board on any use of an independent broker to value securities.

Fair Value Pricing Procedures
Securities for which market prices are not "readily available," or which cannot be valued using the methodologies described in these procedures, will be valued in accordance with the Adviser's Valuation Policy as approved by the Board.  Notwithstanding the foregoing, a security shall not be required to be fair valued in accordance with the Adviser's Valuation Policy if the aggregate impact to the Fund's NAV would be less than $0.01 if all securities that would otherwise be required to be fair valued were assumed to be worthless in a hypothetical worst-case scenario.  In such cases, the most recent available market value for such security may be used.

USQ Core Real Estate Fund Notes to Financial Statements	Notes to Financial Statements
September 30, 2017 (Unaudited)
Use of Estimates
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingencies at the date of the financial statements. The Fund believes that these estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and comply with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Cash
Cash includes non-interest bearing non-restricted cash with one institution.

Investment Transactions
Investment security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Investment Income
Interest income is accrued and recorded on a daily basis including amortization of premiums, accretion of discounts and income earned from money market funds.

Industry Concentration
If a Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry.  In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund's net asset value per share.  Occasionally, market conditions, regulatory changes or other developments may negatively impact this industry, and therefore and value of the Fund's portfolio will be adversely affected.  As of September 30, 2017, the Fund had 0.00% of the value of its net assets invested within the real estate industry.

3. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser to the Fund.  Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser, subject to the supervision of the Board of Trustees (the "Board"), provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund's investment objectives and policies.  As compensation for its management services, the Fund agrees to pay to the Adviser a monthly fee in dollars at the annual rate of 0.65% (as a percentage of daily net assets) on assets up to $500 million, 0.50% on assets of $500 million and more but less than $1 billion, 0.40% on assets of $1 billion and more but less than $5 billion, and 0.30% on assets of $5 billion and more, payable at the end of each calendar month.

USQ Core Real Estate Fund Notes to Financial Statements	Notes to Financial Statements
September 30, 2017 (Unaudited)
The Fund's Board of Trustees approved the Agreement at its September 18, 2017 meeting.

The Adviser has contractually agreed to waive its fees and/or pay Fund expenses so that the total annual operating expenses of the Fund for Class I and Class IS shares (excluding taxes, interest, trading costs, acquired fund fees and expenses, distribution fees, and shareholder servicing expenses), as a percentage of average daily net assets, do not exceed 0.85%. The expense limitation agreement may not be terminated prior to July 31, 2019 unless the Board of Trustees consents to an earlier termination or revision.  Thereafter, the expense limitation agreement for the Fund will be reviewed each year, at which time the continuation of the expense limitation agreement will be discussed by the Adviser and the Fund's Board of Trustees. The expense limitation agreement also provides that the Adviser is entitled to be reimbursed by the Fund for any fees it waived and/or expenses it paid for a period of three years following the end of the fiscal year in which the Adviser waived fees or paid expenses, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the Adviser waived the fees or reimbursed the expenses or the Fund's current expense limit.

One Trustee and certain Officers of the Fund are also Officers of the Adviser.

Quasar Distributors LLC, an affiliate of U.S. Bank National Association, serves as the Fund's distributor.  The Fund has adopted a plan of distribution under Rule 12b-1 of the 1940 Act applicable to Class IS shares.  Under the plan, 12b-1 distribution fees at an annual rate of 0.25% of average daily net assets of Class IS shares are paid to the distributor or others for distribution services.  The Fund has also adopted a shareholder servicing plan applicable to Class I and Class IS shares.  Under the plan, shareholder servicing fees at an annual rate up to a maximum of 0.10% of average daily net assets of Class I and Class IS shares are paid for shareholder services.  For the period ended September 30, 2017, the Fund had not incurred any 12b-1 or shareholder servicing fees.

The custodian to the Fund is U.S. Bank National Association.  The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank National Association.

Chenery Compliance Group, LLC provides a Chief Compliance Officer to the Fund as well as related compliance services pursuant to a consulting agreement between Chenery Compliance Group, LLC and the Fund.

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended September 30, 2017 amounted to $0 and $0, respectively.

5. TAX BASIS INFORMATION

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income.  Accordingly, no provision for federal income taxes is required in the financial statements.

The amount and character of income and capital gain distribution to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  These differences are primarily due to differences in the timing of recognition of gains or losses on investments.  Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), undistributed net realized gain (loss) and additional paid-in capital.

USQ Core Real Estate Fund Notes to Financial Statements	Notes to Financial Statements
September 30, 2017 (Unaudited)
At September 30, 2017, the tax basis cost of the Fund's investments was $18,270,000 and there was no unrealized appreciation or depreciation.

6. REPURCHASE OFFERS

The Fund operates as an interval fund pursuant to Rule 23c-2 under the 1940 Act and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% and no more than 25% of the Fund's shares outstanding on the Repurchase Request Deadline (as defined below).  There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder's shares in each quarterly repurchase.  Liquidity will be provided to shareholders only through the Fund's quarterly repurchases.  Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the "Repurchase Request Deadline").  Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a "Repurchase Pricing Date").

During the period from September 27, 2017 to September 30, 2017, the Fund did not make any repurchase offers.

7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that there were no subsequent events to report through the issuance of these financial statements.

USQ Core Real Estate Fund Additional Information	Additional Information
September 30, 2017 (Unaudited

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available to shareholders without charge by visiting the Securities and Exchange Commission's ("SEC") web site at www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete listing of portfolio holdings for the Fund with the SEC as of first and third quarters of each fiscal year on Form N-Q.  The filings are available on the SEC's website at http://www.sec.gov.  The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. DISCLOSURE REGARDING RENEWAL AND APROVAL OF FUND ADVISORY AGREEMENTS

At an in-person meeting held on September 18, 2017, the Board of Trustees (the "Board") of USQ Core Real Estate Fund (the "Fund"), including the trustees who are not "interested persons" of the Fund (the "Independent Trustees") as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered the approval of the Investment Advisory Agreement (the "Advisory Agreement") between the Fund and Union Square Capital Partners, LLC (the "Investment Advisor"). Following its review and consideration, the Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were reasonable and that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.  The Board, including the Independent Trustees, unanimously approved the Advisory Agreement for an initial two-year term.

Background
In advance of the meeting, the Board requested and received from the Investment Advisor information about the Fund and the Advisory Agreement, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor's organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund; information about the Investment Advisor's investment policies and procedures; information comparing the proposed investment advisory fee and estimated total expenses of the Fund to those of a group of comparable funds (the "Expense Peer Group"); the estimated profitability of the Investment Advisor's overall relationship with the Fund; and information about the Investment Advisor's policies and procedures, including its overall program for compliance. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement.

In their deliberations, the Independent Trustees met privately without representatives of the Investment Advisor present and were represented throughout the process by independent legal counsel.  In considering the Advisory Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment.  They considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered the scope of services to be provided by the Investment Advisor under the Advisory Agreement with respect to the Fund. The Board also considered the qualifications, experience and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations, the financial resources and compliance structure, and management processes of the Investment Advisor.

USQ Core Real Estate Fund Additional Information	Additional Information
September 30, 2017 (Unaudited
The Board noted that the investment management and related services to be provided by the Investment Advisor include, among others: the design, development and ongoing review and evaluation of the Fund and its investment strategy, including security selection, portfolio trading responsibilities, and compliance with the Fund's investment limitations and restrictions; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; and oversight of preparation of the Fund's prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed investment advisory fee and estimated total expenses of the Fund. In particular, the Board compared the proposed investment advisory fee and estimated total expenses of the Fund to those of the Expense Peer Group.  The Board considered the process to determine the Expense Peer Group, which was intended to represent funds with structures and investment objectives, strategies and characteristics that were comparable to those of the Fund.

The Board observed that the proposed investment advisory fee (gross of fee waivers by the Investment Advisor) was among the lowest in the Expense Peer Group and below the average advisory fees of the funds in the Expense Peer Group (including the Fund) by 53 basis points. The Board also noted that the Fund's estimated total expenses (after fee waivers) were lower than the total expenses (after fee waivers) of all funds in the Expense Peer Group.  In considering the advisory fee, the Board also observed that, unlike other funds in the Expense Peer Group, the advisory fee schedule for the Fund included reductions in the advisory fee rate (i.e., "breakpoints") at various asset levels, such that as Fund assets grow in excess of those breakpoint asset levels, the Fund would pay a lower effective advisory fee rate.  In considering the Fund's expense ratio, the Board noted the Investment Advisor's commitment to limit the Fund's operating expenses by agreeing, through at least July 2019, to waive its advisory fee and/or assume Fund expenses as necessary to maintain the expense ratio of each share class at a certain level.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability, Benefits to the Investment Advisor and Economies of Scale
The Board also considered information relating to the Investment Advisor's estimated costs and profits with respect to the Fund taking into account estimated asset levels for the Fund's first two years of operations, and determined that the level of profitability as a percentage of revenues was reasonable. The Board observed that the Investment Advisor anticipated waiving a portion of its advisory fee and/or assuming Fund expenses during the Fund's first two years of operations, and considered that the Investment Advisor did not anticipate it would realize a profit with respect to the Fund during the first two years.  The Board also noted the potential benefits that would be received by the Investment Advisor as a result of its relationship with the Fund (other than the receipt of investment advisory fees), including the intangible benefits of the Investment Advisor's association with the Fund generally and any favorable publicity arising in connection with the Fund's performance.  The Board considered economies of scale with respect to the management of the Fund and whether the Fund would benefit from any such economies.  In evaluating economies of scale, the Board considered the Advisory Agreement fee schedule, which the Board noted included fee breakpoints at various asset level and would permit the Fund to share in economies of scale as Fund assets grow.  The Board also took into account the Advisor's undertaking to limit Fund expenses.  The Board concluded that the Advisor's proposed arrangements with respect to the Fund reflected an appropriate sharing of any efficiencies or economies of scale.

USQ Core Real Estate Fund Additional Information	Additional Information
September 30, 2017 (Unaudited
Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

USQ Core Real Estate Fund Privacy Policy	Privacy Policy
September 30, 2017 (Unaudited)
As the investment adviser for USQ Core Real Estate Fund (the "Fund"), Union Square Capital Partners, LLC (the "Adviser") invests the assets of the Fund and manages their day-to-day business.  We appreciate your business and the trust you have placed in us. Our privacy philosophy reflects the value of your trust. We are committed to protecting the personal data we obtain about you.  On behalf of the Fund and the Adviser (collectively, "USQ"), we make the following assurance of your privacy.

Not Using Your Personal Data for our Financial Gain
USQ has never sold shareholder information to any other party, nor have we disclosed such data to any other organization, except as permitted by law.  We have no plans to do so in the future.  We will notify you prior to making any change in this policy.

How We Do Use Your Personal and Financial Data
We use your information primarily to complete your investment transactions.  We may also use it to communicate with you about other financial products that we offer.

The Information We Collect About You
You typically provide personal information when you complete a USQ account application or when you request a transaction that involves USQ, either directly or through a brokerage firm.  This information may include your:

•	Name, address and phone numbers
•	Social security or taxpayer identification number
•	Birth date and beneficiary information (for IRA applications)
•	Basic trust document information (for trusts only)
•	Account balance
•	Investment activity

How We Protect Your Personal Information
As emphasized above, we do not sell information about current or former shareholders or their accounts to third parties.  We occasionally share such information to the extent permitted by law to complete transactions at your request, or to make you aware of related financial products that we offer.  Here are the details:

•
To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals, or groups that are not affiliated with USQ. For example, if you ask to transfer assets from another financial institution to USQ, we will need to provide certain information about you to that company to complete the transaction.

•
In certain instances, we may contract with non-affiliated companies to perform services for us, such as processing orders for share purchases and repurchases and distribution of shareholder letters.  Where necessary, we will disclose information about you to these third parties.  In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities (in the case of shareholder letters, only your name and address) and only for that purpose.  We require these third parties to treat your private information with the same high degree of confidentiality that we do.

•
Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example, to protect your account from fraud).

How We Safeguard Your Personal Information
We restrict access to your information to those USQ representatives who need to know the information to provide products or services to you.  We maintain physical, electronic, and procedural safeguards to protect your personal information.

USQ Core Real Estate Fund Privacy Policy	Privacy Policy
September 30, 2017 (Unaudited)
Purchasing Shares of the Fund through Brokerage Firms
USQ shareholders may purchase their shares through brokerage firms.  Please contact those firms for their own policies with respect to privacy issues.

What You Can Do
For your protection, we recommend that you do not provide your account information, user name, or password to anyone except a USQ representative as appropriate for a transaction or to set up an account.  If you become aware of any suspicious activity relating to your account, please contact us immediately.

We'll Keep You Informed
If we change our privacy policy with regard to disclosing your confidential information, we are required by law to notify you and provide you with a revised notice. You can access our privacy policy from our website.

Investment Adviser

Union Square Capital Partners, LLC

235 Whitehorse Lane, Suite 200

Kennett Square, PA 19348

Distributor

Quasar Distributors LLC

615 E. Michigan Street

Milwaukee, WI 53202

Legal Counsel

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, NW, Suite 500

Washington, D.C. 20036

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

USQ Core Real Estate Fund 235 Whitehorse Lane Suite 200 Kennett Square, PA 19348 www.usqfunds.com 833.USQ.Fund

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 9/27/17 – 9/30/17	-	-	-	-
Total	-	-	-	-

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant's Chief Executive Officer and Chief Operating Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the period ended September 30, 2017 reported on this Form N-CSR.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        USQ Core Real Estate Fund

By (Signature and Title) /s/ S. Timothy Grugeon
                                           S. Timothy Grugeon, Chief Executive Officer

Date                                                 November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ S. Timothy Grugeon
                                           S. Timothy Grugeon, Chief Executive Officer

Date                                                  November 20, 2017

By (Signature and Title) /s/ G. Keith Downing
                                           G. Keith Downing, Chief Operating Officer

Date                                                  November 20, 2017